Condensed Consolidated Statements of Shareholders' Equity (unaudited) (Q3) $ in Thousands	USD ($)
Balances at beginning of period at Dec. 31, 2013	$ 231,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	18,021
Cash dividends declared	(4,129)
Issuance of common stock	97
Share based compensation	1,192
Net change in accumulated other comprehensive loss, net of related tax effect	3,609
Balances at end of period at Dec. 31, 2014	250,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,017
Cash dividends declared	(5,896)
Issuance of common stock	112
Share based compensation	1,477
Share based compensation withholding obligation	(1,091)
Repurchase of common stock	(13,498)
Net change in accumulated other comprehensive loss, net of related tax effect	(400)
Balances at end of period at Dec. 31, 2015	251,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	1,247
Balance at beginning of period, as adjusted at Dec. 31, 2015	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	16,911
Cash dividends declared	(5,149)
Issuance of common stock	61
Share based compensation	1,200
Share based compensation withholding obligation	(627)
Repurchase of common stock	(16,854)
Net change in accumulated other comprehensive loss, net of related tax effect	3,021
Balances at end of period at Sep. 30, 2016	250,902
Balances at beginning of period at Dec. 31, 2015	251,092
Balance at beginning of period, as adjusted at Dec. 31, 2015	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	22,766
Cash dividends declared	(7,274)
Issuance of common stock	82
Share based compensation	1,620
Share based compensation withholding obligation	(627)
Repurchase of common stock	(16,854)
Net change in accumulated other comprehensive loss, net of related tax effect	(3,072)
Balances at end of period at Dec. 31, 2016	248,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,373
Net change in accumulated other comprehensive loss, net of related tax effect	268
Balances at end of period at Sep. 30, 2016	250,902
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	1,247
Balances at beginning of period at Dec. 31, 2016	248,980
Balance at beginning of period, as adjusted at Dec. 31, 2016	249,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	18,764
Cash dividends declared	(6,400)
Issuance of common stock	57
Share based compensation	1,342
Share based compensation withholding obligation	(536)
Repurchase of common stock	0
Net change in accumulated other comprehensive loss, net of related tax effect	5,151
Balances at end of period at Sep. 30, 2017	267,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,859
Net change in accumulated other comprehensive loss, net of related tax effect	155
Balances at end of period at Sep. 30, 2017	267,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	$ 352